Share-based payments - Market condition (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2023 EUR (€) tranche $ / shares	Jun. 30, 2022 shares
Share-based payments with market condition
Number of options issued | shares	1,500,000	1,325,000		2,825,000
Number of tranches | tranche			3
Awards cancelled or forfeited | €			0
Trading days			30 days
Contractual lifetime of the options				2 years
Tranche I
Share-based payments with market condition
Hurdle rate			$ 12.00
Tranche II
Share-based payments with market condition
Hurdle rate			15.00
Tranche III
Share-based payments with market condition
Hurdle rate			$ 18.00